Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents.
Cash and cash equivalents
11	Cash and cash equivalents

	2024	2023
	US $ in millions

Bank balances and cash in hand	300.4	284.6
Demand deposits	397.5	201.0
Money market funds	616.8	435.9
	1,314.7	921.5